Share Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
Schedule of Changes in the RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2025 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Awarded and unvested as of July 1, 2024	600	$507.50
Granted	131,219	$1.54
Cancelled/forfeited	—	$—
Vested	(131,819)	$3.27
Awarded and unvested as of June 30, 2025	-	$-
Expected to vest as of June 30, 2025	-	$-

Schedule of Share Option Activities

The following table summarized the Company’s share option activities for the year ended June 30, 2025:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2024	70,451	52.46	2.26	136.41	1,559,571
Granted	5,825	$20.00	4.50	$70.20	—
Cancelled/forfeited	(6,230)	$127.46	—	$87.42	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2025	70,046	$22.55	1.39	$77.10	—
Options vested and exercisable on June 30, 2025	63,964	$40.82	1.34	$142.75	—

Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Year Ended June 30,
	2025	2024
Expected volatility	164.98%	70.8%
Risk-free interest rate	4.38%	4.8%
Expected dividend yield	0.0%	0.0%
Exercise multiple	n/a	n/a
Expected life	5.00	5.42